NATURE AND CONTINUANCE OF OPERATIONS (Detail Textuals) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Accumulated deficit	$ (56,498,572)	$ 199,093	$ (52,855,947)
Gross proceeds of Borrowing	10,043,680
Increase (decrease) in working capital	12,927,518
Delta 2 [Member]
Disclosure of subsidiaries [line items]
Liabilities incurred	$ 25,000,000